Annual Fund Operating Expenses - Reynders, McVeigh Core Equity Fund	May 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[2]

[1]	Pursuant to an Administrative Services Plan, the Fund may pay financial intermediaries that provide certain administrative, recordkeeping and other non-distribution related services to Fund Share shareholders a service fee not to exceed 0.15% of the average daily net assets of Fund Shares. No service fee is currently paid by the Fund and the Fund’s Board of Trustees (“Board”) has not approved any payments under the Administrative Services Plan. Other Expenses as stated above represents expenses without inclusion of this administrative services fee. If an administrative services fee in the amount of 0.15% had been authorized and charged, Other Expenses would be 0.50% of the average daily net assets of the Fund.
[2]	Reynders, McVeigh Capital Management, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of the Fund through May 31, 2027 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time.